Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flow from operating activities:
Net income	$ 38,507,524	$ 6,779,032	$ 3,619,908	$ (73,292,930)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(8,621)	(2,017,548)	(2,460,851)	(2,122,286)
Change in fair value of warrant liability	(39,566,826)	(5,000,031)	(1,538,409)	73,794,379
Changes in operating assets and liabilities:
Prepaid expenses	(33,733)	27,582	(431,294)	371,964
Accounts payable and accrued expenses	406,282	17,624	41,733	585,021
Net cash used in operating activities	(695,374)	(193,341)	(768,913)	(663,852)
Cash flow from investing activities:
Investment of cash in Trust Account			(345,000,000)
Cash flows from financing activities:
Proceeds from sale of Class B ordinary shares			25,000
Proceeds from sale of Units, net of underwriting discounts paid			338,100,000
Proceeds from sale of private placement warrants			8,650,000
Proceeds from promissory note – related party	637,407		277,000	300,000
Repayment of promissory note – related party			(277,000)
Payment of deferred offering costs			(508,538)
Net cash provided by financing activities	637,407		346,266,462	300,000
Net change in cash	(57,967)	(193,341)	497,549	(363,852)
Cash at the beginning of the period	133,695	497,549		497,549
Cash at the end of the period	$ 75,728	$ 304,208	$ 497,549	$ 133,695